Accounts Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Receivables [Abstract]
Accounts receivable	$ 635,526	¥ 4,116,819		¥ 3,758,324
Allowance for doubtful accounts	(29,263)	(189,563)	$ (14,492)	(93,877)	¥ (43,814)	¥ (5,768)
Accounts receivable, net	$ 606,263	¥ 3,927,256		¥ 3,664,447